CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Share capital	Additional paid-in capital	Treasury stock	Accumulated other comprehensive income (loss)	Retained earnings (accumulated deficit)	Total
Balance at Dec. 31, 2019	$ 94	$ 265,372	$ (137,793)	$ 0	$ (35,199)	$ 92,474
Issuance of shares upon exercise of options and vesting of RSUs	3	2,603	0	0	0	2,606
Issuance of ordinary shares in a public offering, net	8	85,418	0	0	0	85,426
Share-based compensation related to options and RSUs granted to employees and non-employees	0	8,771	0	0	0	8,771
Cash dividends paid	0	0	0	0	(8,442)	(8,442)
Other comprehensive income	0	0	0	1,772	0	1,772
Net income	0	0	0	0	27,248	27,248
Balance at Dec. 31, 2020	105	362,164	(137,793)	1,772	(16,393)	209,855
Purchase of treasury stock	0	0	(41,852)	0	0	(41,852)
Issuance of shares upon exercise of options and vesting of RSUs	2	2,438	0	0	0	2,440
Share-based compensation related to options and RSUs granted to employees and non-employees	0	14,164	0	0	0	14,164
Cash dividends paid	0	0	0	0	(10,865)	(10,865)
Other comprehensive income	0	0	0	(1,995)	0	(1,995)
Net income	0	0	0	0	33,751	33,751
Balance at Dec. 31, 2021	107	378,766	(179,645)	(223)	6,493	205,498
Purchase of treasury stock	0	0	(38,099)	0	0	(38,099)
Issuance of shares upon exercise of options and vesting of RSUs	2	1,053	0	0	0	1,055
Share-based compensation related to options and RSUs granted to employees and non-employees	0	15,122	0	0	0	15,122
Cash dividends paid	0	0	0	0	(11,552)	(11,552)
Other comprehensive income	0	0	0	(10,730)	0	(10,730)
Net income	0	0	0	0	28,466	28,466
Balance at Dec. 31, 2022	$ 109	$ 394,941	$ (217,744)	$ (10,953)	$ 23,407	$ 189,760